FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-4246
Investment Company Act File Number

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2004
Date of reporting period.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Report to Stockholders.

C/FUNDS GROUP, INC. SEMI-ANNUAL REPORT

Investment Advisor

Omnivest Research Corp.
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/C.A.R. Fund

June 30, 2004
Semiannual Report

C/Funds Group, Inc.
201 Center Road, Suite Two
Venice, Florida 34285
(941) 488-6772
www.ctrust.com/cfunds.htm

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Schedules of Investments

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Schedule Of Investments C/Fund
June 30, 2004 (Unaudited)
Equities (90.5%) - $3,551,170
Holding	Shares	Value

Air Transportation, Scheduled (0.4%)		$16,770
Southwest Airlines	1,000	16,770

Aircraft & Parts (8.7%)		340,480
Boeing Co.	1,900	97,071
Honeywell International, Inc.	1,900	69,597
United Technologies Corp.	1,900	173,812

Beverages (3.5%)		136,412
Anheuser Busch	750	40,500
Coca-Cola Co.	1,900	95,912

Cigarettes (2.4%)		95,095
Altria Group, Inc.	1,900	95,095

Combination Utility Services (0.9%)		34,762
WPS Resources Corp.	750	34,762

Commercial Banks (4.1%)		162,013
Citigroup, Inc.	1,900	88,350
J. P. Morgan Chase & Co.	1,900	73,663

Computer & Data Processing Services (7.0%)		275,442
IBM Corp.	1,900	167,485
Microsoft Corp.	3,780	107,957

Computer & Office Equipment (1.0%)		40,090
Hewlett Packard Co	1,900	40,090

Construction & Related Machinery (3.8%)		150,936
Caterpillar	1,900	150,936

Drugs (6.6%)		261,212
Johnson & Johnson	1,900	105,830
Merck & Co., Inc.	1,900	90,250
Pfizer, Inc.	1,900	65,132

Eating & Drinking Places (1.3%)		49,400
McDonald's Restaurants	1,900	49,400

Electric Services (0.8%)		31,975
FPL Group, Inc.	500	31,975

Electronic Components & Accessories (1.3%)		52,440
Intel Corp.	1,900	52,440
Equities (continued)
Holding	Shares	Value

Gas Production & Distribution (0.8%)		$31,612
Peoples Energy Corp.	750	31,612

Life Insurance (3.5%)		135,432
American International Group	1,900	135,432

Lumber & Other Building Materials (2.7%)		106,293
Home Depot, Inc.	1,900	66,880
Lowe's Co.	750	39,413

Lumber & Wood Products (0.8%)		32,580
Plum Creek Timber Co.	1,000	32,580

Medical Service & Health Insurance (6.8%)		266,850
Berkshire Hathaway, Inc. DE	3	266,850

Misc. Converted Paper Products (8.7%)		342,038
3M Co.	3,800	342,038

Motor Vehicles & Equipment (2.3%)		88,521
General Motors Corp.	1,900	88,521

Motor Vehicles, Parts, & Supplies (1.0%)		39,680
Genuine Parts Co.	1,000	39,680

Nonclassifiable Establishments (1.6%)		61,560
General Electric Co.	1,900	61,560

Nonferrous Rolling & Drawing (1.6%)		62,757
Alcoa, Inc.	1,900	62,757

Personal Credit Institutions (2.5%)		97,622
American Express Co.	1,900	97,622

Petroleum Refining (2.2%)		84,379
Exxon Mobil Corp.	1,900	84,379

Plastics Materials & Synthetics (2.2%)		84,398
E. I. Dupont de Nemours & Co.	1,900	84,398

Radio & Television Broadcasting (1.2%)		48,431
Walt Disney Co.	1,900	48,431

Soap, Cleaners, & Toilet Goods (5.3%)		206,872
Proctor & Gamble Co.	3,800	206,872

Schedule Of Investments C/Fund (Continued)
June 30, 2004 (Unaudited)
Equities (continued)
Holding	Shares	Value

Special Industry Machinery (0.0%)		$38
Atmospheric Glow Technologies	125	38

Telephone Communications, Except Radio (2.9%)		114,836
SBC Communications, Inc.	1,900	46,075
Verizon Communications, Inc.	1,900	68,761

Variety Stores (2.6%)		100,244
Wal-Mart Stores	1,900	100,244

Preferred Stocks (1.6%) - $62,425
Holding	Shares	Value

Preferred Stocks (1.6%)		62,425
Royal Bank Of Scotland PFD H	2,500	62,425
Governments Fixed (7.9%) - $310,922
Holding	Shares	Par Value

Governments - Fixed (7.9%)		$310,922
U.S. Treasury Notes 4.625% due 5/15/06	300,000	310,922

Fund Totals

TOTAL EQUITIES (90.5%)		$3,551,170
TOTAL PREFERRED STOCKS (1.6%)		$62,425
TOTAL GOVERNMENTS (7.9%)		$310,922
TOTAL INVESTMENTS (100.0%)		$3,924,517

Schedule Of Investments C/Growth Stock Fund
June 30, 2004 (Unaudited)
Equities (100.0%) - $1,195,192
Holding	Shares	Value

Auto & Home Supply Stores (2.4%)		$28,250
O'Reilly Automotive, Inc.	625	28,250

Beverages (2.7%)		32,159
Pepsi Bottling Group	1,053	32,159

Computer & Data Processing Services (11.6%)		138,319
Autodesk, Inc.	940	40,241
Ebay, Inc.	417	38,343
Electronic Arts, Inc.	596	32,512
Fiserv, Inc.	700	27,223

Drug Stores & Proprietary Stores (2.3%)		27,142
Omnicare, Inc.	634	27,142

Drugs (9.1%)		108,850
Allergan, Inc.	337	30,168
Forest Laboratories, Inc.	375	21,236
Gilead Sciences, Inc.	509	33,349
Martek Bioscience	429	24,097

Drugs, Proprietaries, & Sundries (2.7%)		32,614
McKesson HBOC, Inc.	950	32,614

Fats & Oils (2.0%)		23,492
Archer Daniels Midland Co.	1,400	23,492

Fire, Marine, & Casualty Insurance (5.1%)		61,725
Progressive Corp. Ohio	348	29,684
W. R. Berkley Corp.	746	32,041

Lumber & Other Building Materials (4.6%)		54,810
Lowe's Co.	1,043	54,810

Medical & Dental Laboratories (4.7%)		55,812
Quest Diagnostics, Inc.	657	55,812

Medical Instruments & Supplies (5.2%)		62,660
Biomet, Inc.	1,410	62,660

Medical Service & Health Insurance (4.8%)		57,519
UnitedHealth Group	924	57,519

Metal Cans & Shipping Containers (2.5%)		30,261
Ball Corp.	420	30,261

Misc. Amusement, Recreation Services (2.4%)		28,511
Harrah's Entertainment, Inc.	527	28,511
Equities (continued)
Holding	Shares	Value

Misc. Chemical Products (2.7%)		$32,062
Smith International	575	32,062

Misc. Food & Kindred Products (2.8%)		33,139
Starbucks Corp.	762	33,139

Misc. Investing (2.3%)		27,561
Simon Property Group, Inc.	536	27,561

Misc. Shopping Goods Stores (2.4%)		28,675
Staples, Inc.	975	28,675

Motor Vehicles & Equipment (2.3%)		27,451
Oshkosh Truck Corp.	479	27,451

Offices & Clinics Of Medical Doctors (2.7%)		31,932
Coventry Health Care, Inc.	653	31,932

Operative Builders (2.8%)		33,663
Pulte Homes, Inc.	647	33,663

Ophthalmic Goods (3.1%)		37,144
Cooper Co.	588	37,144

Personal Services (1.9%)		22,982
H&R Block, Inc.	482	22,982

Radio & Television Broadcasting (4.0%)		47,922
Clear Channel Communications	627	23,168
Viacom, Inc. CL B	693	24,754

Railroads (2.8%)		33,574
Norfolk Southern Corp.	1,266	33,574

Refrigeration & Service Machinery (2.5%)		30,315
American Standard Companies, Inc.	750	30,315

Retail Stores, NEC (3.2%)		38,388
Petsmart, Inc.	1,183	38,388

Telephone Communications, Except Radio (2.4%)		28,260
Nextel Communications CL A	1,060	28,260

Fund Totals

TOTAL EQUITIES (100.0%)		$1,195,192
TOTAL INVESTMENTS (100.0%)		$1,195,192

Schedule Of Investments C/Government Fund
June 30, 2004 (Unaudited)
Governments (100.0%) - $2,668,980
Holding	Par Value	Value

U.S. Treasury Notes 6.000% due 08/15/04	100,000	100,609
U.S. Treasury Notes 2.125% due 08/31/04	350,000	350,602
FHLB 3.625% due 10/15/04	200,000	200,580
FHLB 4.000% due 2/15/05	700,000	708,540
U.S. Treasury Notes 1.500% due 07/31/05	200,000	198,781
FHLB 2.500% due 03/15/06	300,000	298,680
U.S. Treasury Notes 4.625% due 05/15/06	200,000	207,281
U.S. Treasury Notes 3.500% due 11/15/06	400,000	405,563
U.S. Treasury Notes 3.000% due 11/15/07	200,000	198,344

Fund Totals

TOTAL GOVERNMENTS (100.0%)		$2,668,980
TOTAL INVESTMENTS (100.0%)		$2,668,980

Schedule Of Investments C/Community Association Reserve Fund
June 30, 2004 (Unaudited)
Governments (100.0%) - $299,861
Holding	Par Value	Value

FNMA 3.500% 09/15/04	100,000	100,180
FHLB 3.625% due 10/15/04	100,000	100,290
U.S. Treasury Notes 1.500% due 07/31/05	100,000	99,391

Fund Totals

TOTAL GOVERNMENTS (100.0%)		$299,861
TOTAL INVESTMENTS (100.0%)		$299,861

Financial Statements

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C/Funds Group, Inc. Statements Of Assets And Liabilities
June 30, 2004 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Amortized Cost	$3,243,977	$934,785	$2,673,051	$299,588

ASSETS
Cash & Equivalents	$278,036	$181,958	$112,704	$207,980
Investment in Securities	3,924,517	1,195,192	2,668,980	299,861
Receivables
Dividends & Interest	5,598	381	23,888	2,540
Investment Securities Sold	0	26,738	0	0
Other	7,214	2,274	0	0
	4,215,365	1,406,543	2,805,572	510,381

LIABILITES
Accrued Liabilities	1,727	567	1,106	192
	1,727	567	1,106	192

NET ASSETS	$4,213,638	$1,405,976	$2,804,466	$510,189

CAPITAL SHARES	273,927	114,666	281,442	52,113

NET ASSET VALUE PER SHARE	$15.38	$12.26	$9.96	$9.79

C/Funds Group, Inc. Statements of Operations
For Six Months Ending June 30, 2004 (Unaudited)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$34,859	$5,635	$0	$0
Interest	7,614	426	36,594	7,139
	42,473	6,061	36,594	7,139
OPERATING EXPENSES
Investment advisory fee	20,693	6,653	7,898	1,556
Professional fees	10,272	3,257	2,867	575
Administrative fees	1,838	592	477	93
Registration fees	1,666	536	377	69
Custodian fees	7,499	2,408	5,765	1,143
Directors fees	4,965	1,602	1,255	278
Printing	1,373	438	503	78
Miscellaneous	294	95	70	12
Waiver of expenses in excess of 2% limit	(7,215)	(2,274)	534	86
	41,385	13,307	19,746	3,890

NET INVESTMENT INCOME (LOSS)	1,088	(7,246)	16,848	3,249

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Change in unrealized appreciation (depreciation) in investments	22,759	58,230	(29,683)	(4,143)
Net realized (loss) gain on investments	(3,420)	13,910	(865)	0
NET GAIN (LOSS) ON INVESTMENTS	19,339	72,140	(30,548)	(4,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,427	$64,894	($13,700)	($894)

C/Funds Group, Inc. Statements of Changes in Net Assets
For Six Months Ending June 30, 2004 (Unaudited)
C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,088	($7,246)	$16,848	$3,249
Net realized (loss) gain on investments	(3,420)	13,910	(865)	0
Change in unrealized appreciation (depreciation) in investments	22,759	58,230	(29,683)	(4,143)
Net increase (decrease) in net assets resulting from operations	20,427	64,894	(13,700)	(894)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(2,738)	0	(16,848)	(3,249)
Return of capital	0	0	(13,233)	(180)
	(2,738)	0	(30,081)	(3,429)

CAPITAL SHARE TRANSACTIONS
Shares sold	158,015	73,348	195,501	95,697
Reinvested distributions	2,444	0	1,913	3,429
Shares redeemed	(96,140)	(65,479)	(935,472)	(238,404)
	64,319	7,869	(738,058)	(139,278)

Net increase (decrease) in net assets	$82,008	$72,763	($781,839)	($143,601)

NET ASSETS
Beginning of year	4,131,630	1,333,213	3,586,305	653,790
End of period	$4,213,638	$1,405,976	$2,804,466	$510,189

C/Funds Group, Inc. Statements of Changes in Net Assets
For the Year Ending December 31, 2003 (From Audited Financial Statements)
	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,734	($15,818)	$41,291	$13,021
Net realized (loss) gain on investments	(50,321)	145,171	(1,818)	770
Change in unrealized appreciation (depreciation) in investments	711,527	211,469	(8,128)	(12,408)
Net increase in net assets resulting from operations	673,940	340,822	31,345	1,383

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,831)	(42,571)	(41,290)	(13,021)
Net qualifying dividend income	(9,307)	(3,702)	0	0
Net realized long-term gain on investments	0	(6,255)	0	0
Return of capital	0	0	(31,917)	(2,851)
	(12,138)	(52,528)	(73,207)	(15,872)

CAPITAL SHARE TRANSACTIONS
Shares sold	238,482	85,444	3,143,375	288,713
Reinvested distributions	10,730	27,823	4,256	15,695
Shares redeemed	(385,261)	(63,442)	(2,592,391)	(403,488)
	(136,049)	49,825	555,240	(99,080)

Net increase (decrease) in net assets	$525,753	$338,119	$513,378	($113,569)

NET ASSETS
Beginning of year	3,605,877	995,094	3,072,927	767,359
End of year	$4,131,630	$1,333,213	$3,586,305	$653,790

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C/Funds Group, Inc.

Item 2: Code of Ethics.
Not required for semi-annual filings.

Item 3: Audit Committee Financial Expert.
Not required for semi-annual filings..

Item 4: Principal Accountant Fees and Services.
Not required for semi-annual filings.

Item 5: Audit Committee of Listed Registrants
Not Applicable.

Item 6: Schedule of Investments
Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable to open-end management investment companies.

Item 9: Submission of Matters to a Vote of Security Holders.
None.

Item 10: Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 11: Exhibits.

  Any code of ethics or amendment thereto. Not applicable for semi-annual filings.
  Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	July 30, 2004

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	July 30, 2004

  Note:
  Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.